Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid insurance	$ 68,451	$ 105,900
Other prepaid expenses	37,682	46,170	$ 7,000
Lease deposits	14,378	14,378	5,000
Other assets		10
Total	$ 120,511	$ 166,458	$ 12,000